Vessels, net and Advances for vessel acquisition (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	May 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Vessel sale gross price				$ 0	$ 13,694,000
Reversal of impairment	$ 1,891,000	$ 0		1,891,000	4,400,000
Assets held for sale	$ 11,368,000			$ 11,368,000		$ 0
Moon Globe Member [member]
IfrsStatementLineItems [Line Items]
Vessel year built			2005-built
Vessel sale gross price			$ 11,500,000
Reversal of impairment			1,891,000		$ 4,400
Assets held for sale			$ 11,368,000
Vessel Delivery Date			Jul. 08, 2024